Net Income (Loss) per Limited Partner Unit (Details) $ / shares in Units, $ in Thousands				3 Months Ended									12 Months Ended
	Mar. 08, 2017 shares	Dec. 31, 2016 shares	Oct. 07, 2014 shares	Dec. 31, 2016 USD ($) $ / shares shares	Sep. 30, 2016 USD ($) $ / shares	Jun. 30, 2016 USD ($) $ / shares	Mar. 31, 2016 USD ($) $ / shares	Dec. 31, 2015 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) $ / shares	Jun. 30, 2015 USD ($) $ / shares	Mar. 31, 2015 USD ($) $ / shares	Dec. 31, 2014 shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
General partners' interest units outstanding (in shares) | shares		680,000		680,000				536,000					680,000	536,000
Limited partner interest													98.70%
General partners' interest units issued (in shares) | shares		680,000		680,000				536,000					680,000	536,000
Partners' capital account, units, sold in public offering (in shares) | shares													248,561
Net loss from continuing operations				$ (8,413)	$ (5,488)	$ (12,156)	$ (17,772)	$ (159,311)	$ (15,607)	$ (11,977)	$ (12,523)		$ (43,829)	$ (199,418)	$ (55,496)
Less: Net income (loss) attributable to noncontrolling interests				$ 574	$ 1,241	$ 954	$ (3)	$ (63)	$ 24	$ 22	$ 4		2,766	(13)	3,993
Net loss from continuing operations attributable to the Partnership													(46,595)	(199,405)	(59,489)
Distributions on Units													19,138	16,978	14,492
Distributions													138,685	118,762	137,775
Net income (loss) from continuing operations attributable to JPE preferred units													0	0	656
Net income (loss) from continuing operations attributable to predecessor capital													0	0	(2,014)
General partner's share in undistributed loss													(1,691)	(3,498)	(1,325)
Net loss from continuing operations attributable to Limited Partners													(77,042)	(221,048)	(76,212)
Net income (loss) from discontinued operations attributable to Limited Partners													(4,715)	(423)	(14,545)
Net loss attributable to Limited Partners													$ (81,757)	$ (221,471)	$ (90,757)
Weighted average number of common units used in computation of Limited Partners' net loss per common unit - basic and diluted (in shares) | shares													51,176,000	45,050,000	27,524,000
Limited Partners' net loss from continuing operations per unit (basic and diluted) (in dollars per share) | $ / shares				$ (0.33)	$ (0.29)	$ (0.40)	$ (0.49)	$ (3.58)	$ (0.51)	$ (0.41)	$ (0.41)
Loss from continuing operations, basic and diluted (in usd per share) | $ / shares													$ (1.51)	$ (4.91)	$ (2.77)
Loss from discontinued operations, basic and diluted (in usd per share) | $ / shares				(0.27)	(0.05)	0.07	0.16	(0.27)	(0.02)	0.03	0.25		(0.09)	(0.01)	(0.52)
Limited partners’ net income (loss) per unit (basic and diluted) (in dollars per share) | $ / shares				$ (0.60)	$ (0.34)	$ (0.33)	$ (0.33)	$ (3.85)	$ (0.53)	$ (0.38)	$ (0.16)		$ (1.60)	$ (4.92)	$ (3.29)
Series C Preferred Stock
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distributions on Units													$ 9,487	$ 0	$ 0
Series D
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distributions on Units													963	0	0
Series B
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distributions on Units													$ 0	$ 1,373	$ 2,220
General Partner
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
General partners' interest units issued (in shares) | shares		143,900		143,900				143,517				206,810	143,900	143,517	206,810
Distributions													$ 7,551	$ 6,789	$ 2,695
General Partner | Dividend Declared
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Distributions													$ 2,550	$ 6,790	$ 2,694
JPE Energy Partners
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
General partners' interest units outstanding (in shares) | shares		36,700,000		36,700,000									36,700,000
ArcLight
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
General partners' interest units outstanding (in shares) | shares		18,700,000		18,700,000									18,700,000
Limited partner interest		50.90%
Other Unitholders
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
General partners' interest units outstanding (in shares) | shares		18,000,000		18,000,000									18,000,000
Limited partner interest		49.10%
Subsequent Event
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Partners' Capital Account, Units, Converted | shares	20,200,000.0
Subsequent Event | General Partner
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
General partners' interest units issued (in shares) | shares	20,200,000
Subsequent Event | ArcLight
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Partners Capital Account Common Units Conversion Ratio	0.5225
Partners' Capital Account, Units, Converted | shares	9,800,000.0
Subsequent Event | Other Unitholders
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Partners Capital Account Common Units Conversion Ratio	0.5775
Partners' Capital Account, Units, Converted | shares	10,400,000.0
Existing Common Units
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Partners Capital Units Resulting from Unit Split | shares			22,700,000
IPO | Common Units
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Partners' capital account, units, sold in public offering (in shares) | shares			7,940,625									13,750,000.000